Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMORGAN TRUST II
Prospectus Date	rr_ProspectusDate	Jul. 01, 2016
Supplement [Text Block]	jpmt2_SupplementTextBlock
J.P. MORGAN INCOME FUNDS

JPMorgan High Yield Fund

(Class R6 Shares)

(a series of JPMorgan Trust II)

Supplement dated November 14, 2016 to the

Statutory Prospectus and Summary Prospectus

dated July 1, 2016 as supplemented

Effective immediately, the information for Class R6 Shares in the “Annual Fund Operating Expenses” table in the JPMorgan High Yield Fund’s Statutory Prospectus and Summary Prospectus are hereby replaced with the information below.

For the Class R6 Shares:

The following information replaces the information for Class R6 Shares on page 32 of the Statutory Prospectus and on page 1 of the Summary Prospectus. No changes are being made with respect to Class R2 and Class R5 Shares of the Fund

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Class R6
Management Fees	0.60%
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	0.11
Shareholder Service Fees	None
Remainder of Other Expenses	0.11
Acquired Fund Fees and Expenses	0.01

Total Annual Fund Operating Expenses	0.72
Fee Waivers and Expense Reimbursements[1]	(0.12)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	0.60

1	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.30%, 0.70% and 0.60% of the average daily net assets of Class R2, Class R5 and Class R6 Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect for Class R5 and Class R6 through 10/31/18, at which time the adviser and/or its affiliates will determine whether to renew or revise them. With respect to Class R2 Shares, these waivers are in effect through 6/30/17. Effective July 1, 2017, the expense cap for Class R2 Shares will increase from 1.30% to 1.35% (the “new expense cap”). The new expense cap will be in effect through 10/31/18, at which time the adviser and/or its affiliates will determine whether to renew or revise it.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

JPMorgan High Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt2_SupplementTextBlock
J.P. MORGAN INCOME FUNDS

JPMorgan High Yield Fund

(Class R6 Shares)

(a series of JPMorgan Trust II)

Supplement dated November 14, 2016 to the

Statutory Prospectus and Summary Prospectus

dated July 1, 2016 as supplemented

Effective immediately, the information for Class R6 Shares in the “Annual Fund Operating Expenses” table in the JPMorgan High Yield Fund’s Statutory Prospectus and Summary Prospectus are hereby replaced with the information below.

For the Class R6 Shares:

The following information replaces the information for Class R6 Shares on page 32 of the Statutory Prospectus and on page 1 of the Summary Prospectus. No changes are being made with respect to Class R2 and Class R5 Shares of the Fund

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Class R6
Management Fees	0.60%
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	0.11
Shareholder Service Fees	None
Remainder of Other Expenses	0.11
Acquired Fund Fees and Expenses	0.01

Total Annual Fund Operating Expenses	0.72
Fee Waivers and Expense Reimbursements[1]	(0.12)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	0.60

1	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.30%, 0.70% and 0.60% of the average daily net assets of Class R2, Class R5 and Class R6 Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect for Class R5 and Class R6 through 10/31/18, at which time the adviser and/or its affiliates will determine whether to renew or revise them. With respect to Class R2 Shares, these waivers are in effect through 6/30/17. Effective July 1, 2017, the expense cap for Class R2 Shares will increase from 1.30% to 1.35% (the “new expense cap”). The new expense cap will be in effect through 10/31/18, at which time the adviser and/or its affiliates will determine whether to renew or revise it.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
JPMorgan High Yield Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	none
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.11%
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.72%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.60%	[1]

[1]	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.30%, 0.70% and 0.60% of the average daily net assets of Class R2, Class R5 and Class R6 Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect for Class R5 and Class R6 through 10/31/18, at which time the adviser and/or its affiliates will determine whether to renew or revise them. With respect to Class R2 Shares, these waivers are in effect through 6/30/17. Effective July 1, 2017, the expense cap for Class R2 Shares will increase from 1.30% to 1.35% (the “new expense cap”). The new expense cap will be in effect through 10/31/18, at which time the adviser and/or its affiliates will determine whether to renew or revise it.